Long-Term Debt - Carrying Value of Long Term Debt Instruments (Detail) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	CAD 4,785		CAD 5,696
4.70% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Jun. 23, 2016
Maturity date	Jun. 23, 2046
Par value | $		$ 1,000
Long-term debt	CAD 1,246		1,333
5.375% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Mar. 04, 2016
Maturity date	Mar. 04, 2046
Par value | $		750
Long-term debt	CAD 928		994
3.527% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Dec. 02, 2016
Maturity date	Dec. 02, 2026
Par value | $		270
Long-term debt	CAD 338		361
4.150% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Mar. 04, 2016
Maturity date	Mar. 04, 2026
Par value | $		1,000
Long-term debt	CAD 1,246		1,333
4.90% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Sep. 17, 2010
Maturity date	Sep. 17, 2020
Par value | $		500
Long-term debt	CAD 626		669
7.768% Medium term notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Apr. 08, 2009
Maturity date	Apr. 08, 2019
Par value | $		600
Long-term debt			599
5.505% Medium term notes [member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Jun. 26, 2008
Maturity date	Jun. 26, 2018
Par value | $		$ 400
Long-term debt	CAD 400		400
Other notes payable [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	CAD 1		CAD 7